Share Option Activities, Both Predetermined Market Condition and Service Conditions (Detail) - Predetermined Market Condition and Service Conditions	12 Months Ended
Dec. 31, 2015 USD ($) $ / shares shares
Number of Options
Outstanding at beginning of period | shares	0
Granted | shares	1,200,000
Exercised | shares	0
Forfeited | shares	0
Outstanding at end of period | shares	1,200,000
Vested and expected at end of period | shares	1,200,000
Exercisable at end of period | shares	18,530
Weighted-Average Exercise Price
Outstanding at beginning of period | $ / shares	$ 0
Granted | $ / shares	1.53
Exercised | $ / shares	0
Forfeited | $ / shares	0
Outstanding at end of period | $ / shares	1.53
Vested and expected at end of period | $ / shares	1.53
Exercisable at end of period | $ / shares	$ 1.53
Weighted-Average Remaining Contractual Term (years)
Outstanding at end of period	4 years 10 months 17 days
Vested and expected to vest at end of period	4 years 10 months 17 days
Exercisable at end of period	4 years 10 months 17 days
Aggregate Intrinsic Value
Outstanding at end of period | $	$ 1,944,000
Vested and expected to vest at end of period | $	1,944,000
Exercisable at end of period | $	$ 30,019